Taxation - Summary of Deferred Tax Assets And Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Beginning balance, Deferred tax assets	€ 4,573	€ 4,837
Beginning balance, Deferred tax liabilities	(3,851)	(4,837)
Beginning balance, Net deferred tax assets	722	0
Recognition of losses	(859)	859
Movements of temporary differences	974	(386)
Recognition of tax credits	(267)	249
Ending Balance,Deferred tax assets	8,209	4,573
Ending Balance, Deferred tax liabilities	(7,639)	(3,851)
Ending Balance,Net deferred tax assets	€ 570	€ 722